Note 17 - Per Share Amounts (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars)
	2023	2022

Net income	$42,162	$22,658
Preferred share dividends paid	(988)	(988)
Net income available to common shareholders	41,174	21,670

Weighted average number of common shares outstanding	26,273,739	27,425,479

Basic and diluted income per common share:	$1.57	$0.79